                          AIM VARIABLE INSURANCE FUNDS

   AIM V.I. BASIC BALANCED FUND                   AIM V.I. HIGH YIELD FUND
     AIM V.I. BASIC VALUE FUND               AIM V.I. INTERNATIONAL GROWTH FUND
AIM V.I. CAPITAL APPRECIATION FUND             AIM V.I. LARGE CAP GROWTH FUND
 AIM V.I. CAPITAL DEVELOPMENT FUND                  AIM V.I. LEISURE FUND
     AIM V.I. CORE EQUITY FUND                AIM V.I. MID CAP CORE EQUITY FUND
 AIM V.I. DIVERSIFIED INCOME FUND                AIM V.I. MONEY MARKET FUND
      AIM V.I. DYNAMICS FUND                   AIM V.I. SMALL CAP EQUITY FUND
 AIM V.I. FINANCIAL SERVICES FUND              AIM V.I. SMALL CAP GROWTH FUND
 AIM V.I. GLOBAL HEALTH CARE FUND                 AIM V.I. TECHNOLOGY FUND
 AIM V.I. GLOBAL REAL ESTATE FUND                  AIM V.I. UTILITIES FUND
AIM V.I. GOVERNMENT SECURITIES FUND

                         (SERIES I AND SERIES II SHARES)

                         Supplement dated March 23, 2007

          to the Statement of Additional Information dated May 1, 2006 as supplemented August 1, 2006, September 20, 2006, December 13, 2006,
             January 25, 2007, February 28, 2007 and March 12, 2007


The following information relating to Patrick J.P. Farmer and Stephen M. Johnson is added under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

-------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND      TRUSTEE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               OTHER
     POSITION(S) HELD WITH       AND/OR                                                              TRUSTEESHIP(S) HELD
            THE TRUST            OFFICER                                                                  BY TRUSTEE
                                  SINCE
-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Patrick J. P. Farmer -- 1962      2007       Head of North American Retail Investments, Director,    None
Vice President                               Chief Investment Officer and Executive Vice
                                             President, AIM Funds Management Inc. d/b/a AIM
                                             Trimark Investments; Senior Vice President and Head
                                             of Equity Investments, A I M Advisors, Inc. and A I M
                                             Capital Management, Inc.; and Vice President, The AIM
                                             Family of Funds--Registered Trademark--

                                             Formerly:  Director, Trimark Trust

-------------------------------------------------------------------------------------------------------------------------
Stephen M. Johnson -- 1961        2007       Chief Investment Officer of INVESCO Fixed Income and    None"
Vice President                               Vice President, INVESCO Institutional (N.A.), Inc.;
                                             Senior Vice President and Fixed Income Chief
                                             Investment Officer, A I M Advisors, Inc. and A I M
                                             Capital Management, Inc.; and Vice President, The AIM
                                             Family of Funds--Registered Trademark--

-------------------------------------------------------------------------------------------------------------------------